Fair Value Measurements- Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Liabilities measured at fair value
Redeemable convertible preferred stock warrant liability	$ 627
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value	27,770	$ 74,049
Marketable debt securities		368,587
Available-for-sale investments	375,210
Total fair value of assets	402,980	442,636
Liabilities measured at fair value
Total fair value of liabilities	627
Fair Value, Recurring [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable debt securities	66,477	52,022
Fair Value, Recurring [Member] | US Government Agencies Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable debt securities	79,735	57,829
Fair Value, Recurring [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable debt securities	188,974	258,736
Fair Value, Recurring [Member] | Term Deposits [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable debt securities	40,024
Fair Value, Recurring [Member] | Redeemable Convertible Preferred Stock Warrant Liability [Member]
Liabilities measured at fair value
Redeemable convertible preferred stock warrant liability	627
Money Market Funds [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value	27,770	74,049
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value	27,770	74,049
Total fair value of assets	27,770	74,049
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value	27,770	74,049
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable debt securities		368,587
Available-for-sale investments	375,210
Total fair value of assets	375,210	368,587
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable debt securities	66,477	52,022
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | US Government Agencies Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable debt securities	79,735	57,829
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable debt securities	188,974	$ 258,736
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Term Deposits [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable debt securities	40,024
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Liabilities measured at fair value
Total fair value of liabilities	627
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Redeemable Convertible Preferred Stock Warrant Liability [Member]
Liabilities measured at fair value
Redeemable convertible preferred stock warrant liability	$ 627